Noncontrolling Interests (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Redeemable Noncontrolling Interests [Abstract]
Balance - beginning of period	$ 7,700			$ 6,920	$ 7,546				$ 7,692	$ 7,546	$ 7,692	$ 18,085
Redemption value adjustment	79				(691)					455	471	(6,773)
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest	(43)	682	637	1	603	595	106	417	175	1,923	1,293	2,258
Minority Interest Decrease From Distributions To Redeemable Noncontrolling Interest Holders	(816)				(545)					(1,309)	(956)	(4,056)
Foreign Currency Translation Adjustment Attributable To Redeemable Noncontrolling Interests	9				7					(5)	(12)	12
Balance - end of period	6,929	7,700			6,920	7,546				7,700	7,546	7,692
Statement [Line Items]
Balance - beginning of period	716,402				665,474				632,408	665,474	632,408	646,335
Cash proceeds on issuance of shares, net - value										1,488	3,724	1,507
Contributions										3,223	14,261	2,947
Redemption value adjustment	79				(691)					455	471	(6,773)
Excess Tax Benefit from Share-based Compensation, Financing Activities	4,597				293					2,569	2,354	143
Share-based Compensation	5,261				2,451					17,716	7,082	9,336
Distributions										(88,055)	(81,299)	(90,475)
Shares repurchased										(4,761)	(2,317)	(11,759)
Net Income Loss, Excluding Redeemable Noncontrolling Interest										137,215	73,658	68,310
Balance - end of period	717,990	716,402				665,474				716,402	665,474	632,408
Parent [Member]
Redeemable Noncontrolling Interests [Abstract]
Redemption value adjustment	(79)				691					455	471	(6,773)
Statement [Line Items]
Balance - beginning of period	682,581				625,013				625,633	625,013	625,633	640,103
Cash proceeds on issuance of shares, net - value	4,249									1,488	3,724	1,507
Contributions	0				0							102
Redemption value adjustment	(79)				691					455	471	(6,773)
Excess Tax Benefit from Share-based Compensation, Financing Activities	4,597				293					2,569	2,354	143
Share-based Compensation	5,261				2,451
Distributions	(23,330)				(20,418)					(88,055)	(81,299)	(90,475)
Shares repurchased	(4,305)				(2,860)					(4,761)	(2,317)	(11,759)
Change In Other Comprehensive Income	2,531				5,764
Net Income Loss, Excluding Redeemable Noncontrolling Interest	12,290				23,343					139,079	73,972	69,023
Balance - end of period	683,795	682,581			634,277	625,013				682,581	625,013	625,633
Noncontrolling Interest [Member]
Redeemable Noncontrolling Interests [Abstract]
Redemption value adjustment	0				0
Statement [Line Items]
Balance - beginning of period	33,821				40,461				6,775	40,461	6,775	6,232
Cash proceeds on issuance of shares, net - value	0
Contributions	750				617					3,223	14,261	2,845
Redemption value adjustment	0				0
Excess Tax Benefit from Share-based Compensation, Financing Activities	0				0
Share-based Compensation	0				0
Distributions	(181)				(887)
Shares repurchased	0				0
Change In Other Comprehensive Income	383				911
Net Income Loss, Excluding Redeemable Noncontrolling Interest	(578)				(330)					(1,864)	(314)	(713)
Balance - end of period	34,195	33,821			40,772	40,461				33,821	40,461	6,775
Total Equity [Member]
Redeemable Noncontrolling Interests [Abstract]
Redemption value adjustment	(79)				691
Statement [Line Items]
Balance - beginning of period	716,402				665,474					665,474
Cash proceeds on issuance of shares, net - value	4,249
Contributions	750				617
Redemption value adjustment	(79)				691
Excess Tax Benefit from Share-based Compensation, Financing Activities	4,597				293
Share-based Compensation	5,261				2,451
Distributions	(23,511)				(21,305)
Shares repurchased	(4,305)				(2,860)
Change In Other Comprehensive Income	2,914				6,675
Net Income Loss, Excluding Redeemable Noncontrolling Interest	11,712				23,013
Balance - end of period	$ 717,990				$ 675,049